Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue	€ 6,514	€ 3,594	€ 1,335
Other income	3,011	765	1,043
Research and development costs	(25,148)	(50,867)	(42,220)
General and administrative costs	(16,236)	(18,651)	(17,368)
Total operating costs	(41,384)	(69,518)	(59,588)
Operating result	(31,859)	(65,159)	(57,210)
Financial income	2,593	4,863	1,516
Financial expense	(1,458)	(5,127)	(3,405)
Results related to associates		(8)	(217)
Gain on disposal of associate			514
Gain on disposal of subsidiary	92
Results related to derecognition of financial liabilities	1,866	(1,390)
Results related to financial liabilities measured at FVTPL	953	2,713	(1,880)
Result before corporate income taxes	(27,813)	(64,108)	(60,682)
Corporate income taxes	78	(96)	(117)
Result for the year	(27,735)	(64,204)	(60,799)
Items that will never be reclassified to profit or loss
Fair value loss on investment in financial asset designated as at FVTOCI	(621)
Items that are or may be reclassified to profit or loss
Foreign operations - foreign currency translation differences	(395)	782	619
Total comprehensive loss	(28,751)	(63,422)	(60,180)
Result attributable to
Owners of the Company	(28,119)	(64,424)	(60,740)
Non-controlling interests	384	220	(59)
Result for the year	(27,735)	(64,204)	(60,799)
Total comprehensive loss attributable to
Owners of the Company	(29,135)	(63,642)	(60,121)
Non-controlling interests	384	220	(59)
Total comprehensive loss	€ (28,751)	€ (63,422)	€ (60,180)
Share information
Weighted average number of shares outstanding	81,011,438	71,641,305	64,182,492
Earnings per share for result attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.35)	€ (0.90)	€ (0.95)
Diluted loss per share	€ (0.35)	€ (0.90)	€ (0.95)